Related party transactions and balances - Summary of receivables and payable to related parties (Parenthetical) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Expense recognised during period for bad and doubtful debts for related party transaction	$ 230,498	$ 230,498
Provisions for doubtful debts related to outstanding balances of related party transaction	467,351	467,351
BioX [member]
Disclosure of transactions between related parties [line items]
Expense recognised during period for bad and doubtful debts for related party transaction	$ 4,091,557	$ 4,091,557